Earnings per share (Details 1) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earning per share [Abstract]
Profit for the year from continuing operations attributable to equity holders of the parent		$ (5,761)
Profit for the year from discontinued operations attributable to equity holders of the parent		10,033
Profit for the year per share attributable to equity holders of the parent		$ 4,272
Weighted average number of ordinary shares outstanding		516
Diluted earnings per share (in peso per share)	$ (38.336)	$ 8.270	$ (1.250)